Income Taxes - Evernorth - Interim (Details) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0
Pre-tax loss	152,717,402	$ 188,134,733
Effective tax rate (in percent)		0.00%
Valuation allowance against deferred tax assets	$ 38,420,865